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                                ROPES & GRAY LLP
                             ONE INTERNATIONAL PLACE
                           BOSTON, MASSACHUSETTS 02110
                   WRITER'S DIRECT DIAL NUMBER: (617) 951-7329
                 WRITER'S E-MAIL ADDRESS: RHERRERA@ROPESGRAY.COM



                                 January 5, 2004



VIA EDGAR
---------

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

         Re:      LEADER Mutual Funds (the "Trust")
                  (File Nos. 33-78408 and 811-8494)

Ladies and Gentlemen:

         On behalf of the Trust, this letter is being filed pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), in order to confirm that the forms of prospectuses for the Trust's Investor A Shares and Investor B Shares, Sweep Shares and Institutional Shares, and the forms of statements of additional information for the Trust's Investor A Shares, Investor B Shares and Sweep Shares and Institutional Shares that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from those contained in Post-Effective Amendment No. 30 to the Trust's Registration Statement (the "Amendment"), as filed electronically with the Commission on December 30, 2003. The Amendment became effective on January 1, 2004.

         Please direct any questions you may have with respect to this filing to me at the number indicated above.

                                                Very truly yours,

                                                /s/ Ramon A. Herrera

                                                Ramon A. Herrera